CONTINGENCIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCIES AND COMMITMENTS

20. CONTINGENCIES AND COMMITMENTS

Lease Commitments

The Company and its subsidiaries lease its office facilities and cannabis related facilities in Canada, the United States and Colombia under non-cancellable operating lease agreements.

Undiscounted future minimum annual lease payments for the next five years and thereafter are as follows:

Lease Commitments
2021	$2,319
2022	1,771
2023	1,225
2024	590
2025	189
Thereafter	70
Total	$6,164

Purchase Commitments

The Company does not have any commitments to purchase raw materials at specific prices under any supplier contracts. Additionally the Company is committed to pay approximately $2,800 on account of insurance coverage. See Note 12. for information on the Company’s debt obligations.